Victory Pioneer Mid Cap Value VCT Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell Midcap® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.05%	9.83%	9.78%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	11.19%	11.16%	9.01%
Class II
Prospectus [Line Items]
Average Annual Return, Percent	10.86%	10.88%	8.73%